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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2010

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     MatlinPatterson Capital Management L.P.
          520 Madison Avenue
          New York, NY 10022-4213

Form 13F File Number:     028-12832

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Mike Sukhadwala
Title:         Portfolio Manager
Phone:         (212) 651-4248

Signature, Place, and Date of Signing:

/s/ Mike Sukhadwala           New York, NY             November 12, 2010
--------------------       -------------------         -----------------
     [Signature]              [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page
Report Summary:

Number of Other Included Managers:                      0
                                                 --------

Form 13F Information Table Entry Total:                10
                                                 --------

Form 13F Information Table Value Total:          $162,522
                                                 --------
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ------            ----------------------

     None.

                                        MatlinPatterson Capital Management L.P.
                                               Form 13F Information Table
                                            Quarter ended September 30, 2010


                                                   VALUE     SHRS or   SH/  PUT/  INV.   OTHER     VOTING AUTHORITY
NAME OF ISSUER       TITLE OF CLASS     CUSIP    (x$1000)    PRN AMT   PRN  CALL  DISC.  MNGRS  SOLE    SHARED  NONE
-------------------  ---------------  ---------  ---------  ---------  ---  ----  -----  -----  -----   ------  ----
AES CORP             COM              00130H105    22,212   1,957,000  SH         Sole          X
ATLAS ENERGY INC     COM              049298102     5,728     200,000  SH         Sole          X
CALPINE CORP         COM NEW          131347304    10,911     876,400  SH         Sole          X
CONSOL ENERGY INC    COM              20854P109     4,620     125,000  SH         Sole          X
ISHARES TR INDEX     DJ US REAL EST   464287739    21,152     400,000  SH   Call  Sole          X
LIBERTY ACQUISITION
HLDGS CO             COM              53015Y107     3,601     350,000  SH         Sole          X
MORGANS HOTEL
GROUP CO             NOTE 2.375%10/1  61748WAB4     6,274   8,450,000  PRN        Sole          X
RRI ENERGY INC       COM              74971X107     5,911   1,665,000  SH         Sole          X
SPDR S&P 500 ETF TR  TR UNIT          78462F103    68,478     600,000  SH   Call  Sole          X
SONDE RES CORP       COM              835426107    13,635   4,500,000  SH         Sole          X

                                      Total      $162,522